Long-term Debt - Schedule of Borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 519,462	$ 516,234		$ 18.0
Less: current portion	(53,684)	(22,132)
Non-current portion	465,778	494,102
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0			$ 300,608
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	443,265	449,289	$ 446,600
Less: current portion	(6,000)
Non-current portion	437,265
Gold Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	76,197	66,945			63,310
Less: current portion	(47,684)
Non-current portion	28,513
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0		$ 16.2	$ 13,913